COMBINED CARVE-OUT STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net revenues:
Total net revenues	$ 30,752	$ 31,007	$ 25,964
Cost of revenues:
Total cost of revenues	28,779	26,100	22,247
Gross (loss) profit	1,973	4,907	3,717
Operating expenses:
Selling expenses	428	320	158
General and administrative expenses	6,027	4,338	4,879
Impairment loss on goodwill	19,156	0	0
Impairment loss on long-lived assets	3,505	0	0
Total operating expenses	29,116	4,658	5,037
Operating Income(loss)	(27,143)	249	(1,320)
Interest income	30	67	252
Government subsidy income	1,682	2,176	4,348
Income(loss) before income tax	(25,431)	2,492	3,280
Less: Income tax (benefits) expenses	(789)	443	321
Net (loss) income	(24,642)	2,049	2,959
Net income(loss) attributable to non-controlling interest	(2,472)	677	1,084
Net (loss) income attributable to ordinary shareholders of Gravitas Education Holdings, Inc.	$ (22,170)	$ 1,372	$ 1,875
Net income (loss) per share
Basic (in dollars per share)	$ (0.78)	$ 0.05	$ 0.07
Diluted (in dollars per share)	$ (0.78)	$ 0.05	$ 0.06
Weighted average shares, Basic	28,291,887	28,208,734	28,122,851
Weighted average shares, Diluted	28,291,887	28,962,480	28,870,450
Services
Net revenues:
Total net revenues	$ 30,646	$ 30,933	$ 25,916
Net revenues, third parties	30,535	30,528	25,444
Net revenues, related parties	111	405	472
Cost of revenues:
Total cost of revenues	28,691	26,065	22,225
Products
Net revenues:
Total net revenues	106	74	48
Net revenues, third parties	106	74	48
Cost of revenues:
Total cost of revenues	$ 88	$ 35	$ 22